Employee Stock Options - Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged (Detail) - Employee Stock Option - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair market value	$ 296.40	$ 316.80	$ 153.60
Exercise Price	$ 210.00	$ 354.60	$ 153.60
Risk Free Rate	1.06%	1.70%	1.71%
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	46.31%	54.97%
Expected Term	2 years 8 months 27 days	6 years 22 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility			127.45%
Expected Term			5 years 9 months 22 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility			127.53%
Expected Term			6 years 2 months 12 days